                               UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, DC 20549

                                 FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number                   811-7360

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           Monetta Trust

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           (Exact name of registrant as specified in charter)

           1776-A S. Naperville Road, Suite 100, Wheaton, IL   60187

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           (Address of principal executive offices)          (Zip code)

           Monetta Financial Services, Inc.

           1776-A S. Naperville Road, Suite 100, Wheaton, IL   60187

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           (Name and address of agent for service)

           Registrant's telephone number, including area code: (630) 462-9800

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           Date of fiscal year end:  December 31

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           Date of reporting period:  July 1, 2005 - June 30, 2006

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.


Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


EXHIBIT A

ICA File Number:  811-07360

Reporting Period:  07/01/2005 – 06/30/2006

MONETTA TRUST – SELECT TECHNOLOGY FUND

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Sungard Data Systems, Inc.	SDS	867363103	Annual	07/28/2005	3) For the Recommended Directors 1) Adopt Merger Agreement with Solar Capital Corp. 2) Solicit Proxies, Merger Agreement 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Electronic Arts, Inc.	ERTS	285512109	Annual	07/28/2005	1) For the Recommended Directors 2) Amend 2000 Equity Plan 3) Amend 2000 Employee Stock Purchase Plan 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Satyam Computer Services Ltd	SAY	804098101	Annual	07/22/2005	1) Approve Financial Statements, 3/31/2005 2) Approve Equity Dividend 3) Approve Director Appointment, Prof. Krishna G. Palepu 4) Ratify Appointment of Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Qlogic Corp.	QLGC	747277101	Annual	08/23/2005	1) For the Recommended Directors 2) Approve 2005 Performance Incentive Plan 3) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Microchip Technology, Inc.	MCHP	595017104	Annual	08/15/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
BMC Software, Inc.	BMC	055921100	Annual	08/23/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors 3) Amend 1994 Employee Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Network Appliance, Inc.	NTAP	64120L104	Annual	08/31/2005

1) For the Recommended Directors

2) Amend 1999 Stock Incentive Plan,

    Increase Authorized Shares

3) Amend Employee Stock Purchase

    Plan, Increase Authorized Shares

4) Ratify Appointment of

    Independent Auditors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Adobe Systems, Inc.	ADBE	00724F101	Special	08/24/2005	1) Approve Stock Issuance, Merger with Macromedia, Inc. 2) Solicit Proxies, Merger Agreement	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Computer Associates Int’l, Inc.	CA	204812109	Annual	08/24/2005	1) For the Recommended Directors 2) Ratify Company’s Change in Control /Severance Policy 3) Ratify Appointment of Independent Registered Public Accountants 4) Amend 2002 Incentive Plan	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Symantec Corp.	SYMC	871503108	Annual	09/16/2005	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
National Semiconductor Corp.	NSM	637640103	Annual	09/30/2005	1) For the Recommended Directors 2) Approve Company Auditors 3) Approve Amended/Restated Director Stock Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Oracle Corp.	ORCL	68389X105	Annual	10/10/2005	1) For the Recommended Directors 2) Adopt 2006 Executive Bonus Plan 3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Check Point Software Technologies Ltd.	CHKP	M22465104	Annual	09/27/2005

1) For the Recommended Directors

2) Ratify Appointment/Compensation

    of Independent Public Accountants

3) Ratify New Equity Incentive Plans

4) Approve Extension of 1996

     Employee Stock Purchase Plan

5) Amend Articles of Association,

     Insurance, Indemnification,

     Exculpation

6) Approve Amendments to Director

     Indemnification Agreements

7) Amend Articles of Association,

     Distribution of Annual Financial

     Statements

8) Approve Executive Officer

    Compensation who are also Board

     Members

9) Approve Cash Compensation to

     Non Employee Board Members

10) Personal Interest – Item 5

11) Personal Interest – Item 6

12) Personal Interest – Item 8

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR FOR FOR FOR FOR FOR FOR NONE NONE NONE
Cisco Systems, Inc.	CSCO	17275R102	Annual	11/15/2005

1) For the Recommended Directors

2) Adopt 2005 Stock Incentive Plan

3) Ratify Appointment of Independent

    Registered Public Accountants

4) Equity Compensation Grants,

    Vesting Based on Performance

5) Review of Executive Compensation

     Policies, due 01/01/2006

6) Report on Development and

     Implementation of Corporate

     Human Rights Policy

						MGMT MGMT MGMT SHDLR SHDLR SHLDR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Scientific-Atlanta, Inc.	SFA	808655104	Annual	11/03/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accountants 3) Approve Senior Officer Annual Incentive Plan 4) Adopt 2005 Equity Plan for Non Employee Directors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Microsoft Corp.	MSFT	594918104	Annual	11/09/2005	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Maxim Integrated Products, Inc.	MXIM	57772K101	Annual	11/10/2005

1) For the Recommended Directors

2) Approve Amended/Restated 1996

     Stock Incentive Plan

3) Approve Amended 1987 Employee

    Stock Participation Plan

4) Ratify Retention of Independent

    Registered Public Accounting Firm

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Qualcomm, Inc.	QCOM	747525103	Annual	03/07/2006

1) For the Recommended Directors

2) Amend Certificate of Incorporation,

    Eliminate Classified Board,

    Cumulative Voting

3) Approve 2006 Long-Term

    Incentive Plan

4) Ratify Selection of Independent

    Registered Public Accounting Firm

5) Approve Solicitation of Additional

    Proxies, if Required

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Hewlett-Packard Co.	HPQ	428236103	Annual	03/15/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Registered Public Accounting Firm

3) Approve 2005 Pay-For-Results Plan

4) Director Election by Majority Vote

5) Recoup Unearned Management

    Bonuses

						MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
Applied Materials, Inc.	AMAT	038222105	Annual	03/22/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Corning, Inc.	GLW	219350105	Annual	04/27/2006

1) For the Recommended Directors

2) Approve Amendment to 2002

    Worldwide Employee Share

    Purchase Plan

3) Adopt 2006 Variable Compensation

     Plan

4) Approve Amendment of the 2003

     Equity Plan for Non-Employee

     Directors

5) Ratify Appointment of Independent

    Auditors

6) Election of Each Director Annually

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Motorola, Inc.	MOT	620076109	Annual	05/01/2006

1A) Election of Director – E. Zander

1B) Election of Director – H.L. Fuller

1C) Election of Director – J. Lewent

1D) Election of Director – T. Meredith

1E) Election of Director –

       N. Negroponte

1F) Election of Director – I. Nooyi

1G) Election of Director – S. Scott III

1H) Election of Director – R. Sommer

1I) Election of Director – J. Stengel

1J) Election of Director –

      D. Warner III

1K) Election of Director – J. White

1L) Election of Director – M. White

2) Adopt 2006 Omnibus Incentive Plan

3) Redeem or Vote Poison Pill

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST
Texas Instruments, Inc.	TXN	882508104	Annual	04/20/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accountants	MGMT MGMT	FOR FOR	FOR FOR
EMC CORP.	EMC	268648102	Annual	05/04/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

     Auditors

3) Election of Directors by Majority

    Vote

4) Pay for Superior Performance

5) Annual Elections for Directors

6) Audit Committee

						MGMT MGMT SHDLR SHDLR SHLDR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST
Broadcom Corp.	BRCM	111320107	Annual	04/27/2006

1) For the Recommended Directors

2) Approve Amended/Restated

    Articles of Incorporation, Increase

    Authorized Shares

3) Amend Company By-Laws,

    Increase Number of Authorized

    Directors

4) Approve Amendment to 1986 Stock

    Incentive Plan

5) Ratify Appointment of Independent

     Registered Public Accounting Firm

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Electronic Data Systems Corp.	EDS	285661104	Annual	04/18/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors 3) Elect Directors by Majority Vote 4) Independent Board Chairman	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Intersil Corp.	ISIL	46069S109	Annual	05/10/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Certified Public Accountants 3) Amend 1999 Equity Compensation Plan, Increase Authorized Shares	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Advanced Micro Devices, Inc.	AMD	007903107	Annual	05/05/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Registered Public Accounting Firm

3) Approve Amendments to 2004

    Equity Incentive Plan

4) Approve Amendment to 2000

    Employee Stock Purchase Plan

5) Approve 2006 Executive Incentive

     Plan

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Google, Inc.	GOOG	38259P508	Annual	05/11/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

     Auditors

3) Approve Amendment to 2004 Stock

     Plan

4) Adopt Recapitalization Plan, One

    Vote per Share for all Outstanding

    Capital Stock

						MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR	FOR FOR FOR AGAINST
Yahoo! Inc.	YHOO	984332106	Annual	05/25/2006	1) For the Recommended Directors 2) Amend 1996 Director’s Stock Option Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Marvell Technology Group Ltd.	MRVL	G5876H105	Annual	06/09/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

     Registered Public Accounting Firm

3) Approve Increase in Authorized

     Share Capital

4) Amend By-Laws, Indemnification

    of Officers and Directors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
NVIDIA Corp.	NVDA	67066G104	Annual	06/22/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
BEA Systems, Inc.	BEAS	073325102	Annual	07/19/2006

1) For the Recommended Directors

2) Adopt 2006 Stock Incentive Plan

3) Approve Senior Executive Bonus

    Plan

4) Ratify Appointment of Independent

    Registered Public Accounting Firm

5) Stockholder Proposal Protocol

6) Repeal of Classified BOD

						MGMT MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST

MONETTA TRUST – MID-CAP EQUITY

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Computer Sciences Corp.	CSC	205363104	Annual	08/01/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
IVAX Corp.	IVX	465823102	Annual	08/03/2005	1) For the Recommended Directors	MGMT	FOR	FOR
Federal Home Loan Mortgage Corp.	FRE	313400301	Annual	07/15/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Network Appliance, Inc.	NTAP	64102L104	Annual	08/31/2005	1) For the Recommended Directors 2) Approve Amended 1999 Stock Incentive Plan 3) Approve Amendment to Employee Stock Purchase Plan 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Symantec Corp.	SYMC	871503108	Annual	09/16/2005	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Activision, Inc.	ATVI	004930202	Annual	09/15/2005	1) For the Recommended Directors 2) Approve 2003 Incentive Plan 3) Approve Amendments to 2002 Employee Stock Purchase Plan 4) Vote on Other Matters that May Properly Come Before the Board	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Nike, Inc.	NKE	654106103	Annual	09/20/2005

1) For the Recommended Directors

2) Amend Articles of Incorporation,

    Increase Authorized Shares

3) Approve/Amend Executive

     Performance Sharing Plan

4) Amend 1990 Stock Incentive Plan

5) Ratify Appointment of Independent

    Registered Public Accounting Firm

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Del Monte Foods Co.	DLM	24522P103	Annual	09/29/2005	1) For the Recommended Directors 2) Approve Amended/Restated 2002 Stock Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Electronics Boutique Holdings Corp.	ELBO	286045109	Annual	10/06/2005	1) For the Recommended Directors 2) Adopt Merger Agreement, Gamestop, Inc. 3) Adopt GSC Holdings Corp. 2005 Incentive Plan 4) Ratify Appointment of Registered Public Accountants	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Harman Int’l Industries, Inc.	HAR	413086109	Annual	11/02/2005	1) For the Recommended Directors	MGMT	FOR	FOR
RPM Int’l, Inc.	RPM	749685103	Annual	10/07/2005	1) For the Recommended Directors	MGMT	FOR	FOR
Petrokazahkstan, Inc.	PKZ	71649P102	Special	10/18/2005	1) Approve Special Arrangement	MGMT	FOR	FOR
Harris Corp.	HRS	413875105	Annual	10/28/2005	1) For the Recommended Directors 2) Approve 2005 Equity Incentive Plan 3) Approve 2005 Annual Incentive Plan 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Barr Pharmaceuticals, Inc.	BRL	068306109	Annual	11/03/2005

1) For the Recommended Directors

2) Employee Stock Purchase Plan,

    Increase Authorized Shares

3) Ratify Selection of Independent

    Registered Public Accounting Firm

4) Elimination of Animal-Based Test

    Methods

						MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Shire Pharmaceutical Group PLC	SHPGY	82481R106	Special	10/28/2005

C1) Approve Scheme of Arrangement

E1) Approve Scheme of Arrangement

       and Other Related Matters

E2) Approve Part A, Portfolio Share

       Plan

E3) Approve Part B, Portfolio Share

       Plan

E4) Approve/Authorize Shire PLC

       Sharesave Scheme

E5) Approve Part A of Shire PLC

       Portfolio Share Plan

E6) Approve Part B of Shire PLC

       Portfolio Share Plan

E7) Approve Assumption of Shire

       PLC Employee Stock Purchase

       Plan

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	ABSTAIN ABSTAIN ABSTAIN ABSTAIN ABSTAIN ABSTAIN ABSTAIN ABSTAIN	FOR FOR FOR FOR FOR FOR FOR FOR
Coach, Inc.	COH	189754104	Annual	11/02/2005	1) For the Recommended Directors 2) Amend Performance-Based Annual Incentive Plan	MGMT MGMT	FOR FOR	FOR FOR
The Reader’s Digest Association, Inc.	RDA	755267101	Annual	11/18/2005

1) For the Recommended Directors

2) Approve 2005 Employee Long

    Term Incentive Plan

3) Approve Eligibility Criteria for

    Awards, Senior Management

    Incentive Plan

4) Ratify Appointment of Independent

     Auditors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Actuant Corp.	ATU	00508X203	Annual	01/13/2006	1) For the Recommended Directors 2) Approve Amended 2001 Outside Directors’ Stock Plan 3) Approve Amendments to 2002 Stock Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Commercial Metals Co.	CMC	201723103	Annual	01/26/2006

1) For the Recommended Directors

2) Amend Certificate of Incorporation,

     Increase Authorized Shares

3) Amend Certificate of Incorporation,

    Decrease Par Value of Common

    Stock

4) Ratify Appointment of Independent

    Auditors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Jacobs Engineering Group, Inc.	JEC	469814107	Annual	01/26/2006	1) For the Recommended Directors 2) Approve Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
The Shaw Group, Inc.	SGR	820280105	Annual	01/27/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Auditors

3) Amend 2001 Employee Incentive

    Compensation Plan, Increase

    Outstanding Shares

4) Approve 2005 Non-Employee

     Director Stock Incentive Plan

5) Authorize Proxies to Vote Upon

    Such Other Business as May

    Properly Come Before the Board

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Starbucks Corp.	SBUX	855244109	Annual	02/08/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Amend Articles of Incorporation, Declassify Board and Establish Annual Elections	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
National Fuel Gas Co.	NFG	636180101	Annual	02/16/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting firm 3) Reduction of Non-Employee Director Compensation	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Raymond James Financial, Inc.	RJF	754730109	Annual	02/16/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Florida Rock Industries, Inc.	RFK	341140101	Annual	02/01/2006	1) For the Recommended Directors 2) Approve Amended Mgmt Incentive Compensation Plan 3) Amend Articles of Incorporation, Increase Authorized Capital Stock	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Qualcomm, Inc.	QCOM	747525103	Annual	03/07/2006

1) For the Recommended Directors

2) Amend Certificate of Incorporation,

    Eliminate Classified Board,

    Cumulative Voting

3) Approve 2006 Long-Term Incentive

     Plan

4) Ratify Selection of Independent

    Registered Public Accounting Firm

5) Approve Solicitation of Additional

     Proxies, if Required

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
F5 Networks, Inc.	FFIV	315616102	Annual	03/02/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Celgene Corp.	CELG	151020104	Special	02/16/2006	1) Approve Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
Polaris Industries, Inc.	PII	731068102	Annual	04/20/2006	1) For the Recommended Directors 2) Amend Employee Stock Purchase Plan 3) Other Business as May Properly Come Before the Meeting	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Millipore Corp.	MIL	601073109	Annual	04/26/2006	1) For the Recommended Directors 2) Adopt Amendments to 1999 Stock Incentive Plan	MGMT MGMT	FOR FOR	FOR FOR
Itron, Inc.	ITRI	465741106	Annual	05/09/2006	1) For the Recommended Directors 2) Approve Amended/Restated 2000 Stock Incentive Plan	MGMT MGMT	FOR FOR	FOR FOR
Open Joint Stock Co. Vimpel-Communication	VIP	68370R109	Special	04/24/2006	1) Approve Amendments to the Corporate Charter	MGMT	FOR	FOR
The Lubrizol Corp.	LZ	549271104	Annual	04/24/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accountant	MGMT MGMT	FOR FOR	FOR FOR
Ball Corp.	BLL	058498106	Annual	04/26/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditor 3) Declassify Board/Annual Director Elections	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Fluor Corp.	FLR	343412102	Annual	05/03/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors 3) Performance Based Stock Options	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
SIRF Technology Holdings, Inc.	SIRF	82967H101	Annual	05/03/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Covance, Inc.	CVD	222816100	Annual	05/10/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Agco Corp.	AG	001084102	Annual	04/27/2006	1) For the Recommended Directors 2) Approve 2006 Long-Term Incentive Plan	MGMT MGMT	FOR FOR	FOR FOR
Encore Wire Corp.	WIRE	292562105	Annual	05/02/2006	1) For the Recommended Directors 2) Approve Amended 1999 Stock Option Plan 3) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
NII Holdings, Inc.	NIHD	62913F201	Annual	04/26/2006	1) For the Recommended Directors 2) Approve Amended/Restated Certificate of Incorporation 3) Ratify Appointment of Independent Registered Public Accounting Firm 4) Approval of Adjournment	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Noble Energy, Inc.	NBL	655044105	Annual	04/25/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditor 3) Separate Positions of Chairman/CEO	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Marsh & McClennan Companies, Inc.	MMC	571748102	Annual	05/18/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Director Election Voting Standard 4) Political Contribution Disclosure	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
PerkinElmer, Inc.	PKI	714046109	Annual	04/25/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors 3) Director Election by Majority Vote	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Harrah’s Entertainment, Inc.	HET	413619107	Annual	04/25/2006	1) For the Recommended Directors 2) Approve Amended/Restated 2004 Equity Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
FirstEnergy Corp.	FE	337932107	Annual	05/16/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Registered Public Accounting Firm

3) Simple Majority Shareholder

     Voting

4) Shareholder Approval of Senior

    Executive Severance Agreements

						MGMT MGMT SHDLR SHDLR	FOR FOR FOR FOR	FOR FOR AGAINST AGAINST
Valero Energy Corp.	VLO	91913Y100	Annual	04/27/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors	MGMT MGMT	FOR FOR	FOR FOR
aQuantive, Inc.	AQNT	03839G105	Annual	05/10/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Auditor	MGMT MGMT	FOR FOR	FOR FOR
Walter Industries, Inc.	WLT	93317Q105	Annual	04/26/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Certified Public Accountants 3) Approve Executive Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Cytyc Corp.	CYTC	232946103	Annual	05/02/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Atheros Communications, Inc.	ATHR	04743P108	Annual	05/24/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Thermo Electron Corp.	TMO	883556102	Annual	05/24/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors 3) Vote Standard for Director Elections	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Select Comfort Corp.	SCSS	81616X103	Annual	05/09/2006

1) For the Recommended Directors

2) Approve Material Terms of

    Performance Goals under Executive

    and Key Employee Incentive Plan

3) Approve Non-Employee Director

     Equity Plan

4) Ratify Appointment of Independent

     Auditors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Quest Diagnostics, Inc.	DGX	74834L100	Annual	05/04/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Amend Charter, Increase Authorized Shares 4) Amend Employee Stock Purchase Plan	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Diamond Offshore Drilling, Inc.	DO	25271C102	Annual	05/23/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Boyd Gaming Corp.	BYD	103304101	Annual	05/18/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Registered Public Accounting Firm

3) Amend/Restate 2000 Executive

    Management Incentive Plan

4) Amend/Restate Articles of

    Incorporation, Declassify Board of

    Directors/Annual Director Elections

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Celanese Corp.	CE	150870103	Annual	05/02/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
The Manitowoc Co., Inc.	MTW	563571108	Annual	05/02/2006	1) For the Recommended Directors 2) Ratify Appointment of Registered Public Accountants	MGMT MGMT	FOR FOR	FOR FOR
Landstar Systems, Inc.	LSTR	515098101	Annual	05/04/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Amend Executive Incentive Compensation Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Wabtec Corp.	WAB	929740108	Annual	05/17/2006	1) For the Recommended Directors 2) Approve Amended/Restated Stock Incentive Plan 3) Approve Amended/Restated Director Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
XTO Energy, Inc.	XTO	98385X106	Annual	05/16/2006	1) For the Recommended Directors 2) Amend Certificate of Incorporation, Increase Authorized Shares 3) Approve Amended/Restated 2004 Stock Incentive Plan 4) Ratify Appointment of Independent Auditor	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Commerce Bancorp, Inc.	CBH	200519106	Annual	05/16/2006	1) For the Recommended Directors 2) Ratify Appointment Of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Wesco Int’l, Inc.	WCC	95082P105	Annual	05/17/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Medimmune, Inc.	MEDI	584699102	Annual	05/25/2006	1) For the Recommended Directors 2) Amend 2003 Non-Employee Directors Stock Option Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Davita, Inc.	DVA	23918K108	Annual	05/15/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Qwest Communications Int’l, Inc.	Q	749121109	Annual	05/24/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Auditor

3) Approve Amended/Restated Equity

    Incentive Plan

4) Compensation Policy, Recovery of

    Certain Executive Compensation

     Based on Restated Financial

     Results

5) Shareholder Approval of Certain

     Executive Retirement/Pension

     Benefits

6) Elect Directors by Majority Vote

7) Separate Roles of Board

     Chairman and CEO

						MGMT MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST AGAINST
Nuvelo, Inc.	NUVO	67072M301	Annual	05/24/2006	1) For the Recommended Directors 2) Amend 2004 Equity Incentive Plan, Increase Authorized Shares 3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Hexcel Corp.	HXL	428291108	Annual	05/11/2006	1) For the Recommended Directors 2) Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Intuitive Surgical, Inc.	ISRG	46120E602	Annual	05/19/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Martin Marietta Materials, Inc.	MLM	573284106	Annual	05/23/2006	1) For the Recommended Directors 2) Approve Amendments to Stock Based Award Plan 3) Ratify Selection of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Holly Corp.	HOC	435758305	Annual	05/11/2006	1) For the Recommended Directors 2) Amend Restated Certificate of Incorporation, Increase Authorized Shares	MGMT MGMT	FOR FOR	FOR FOR
E*Trade Financial Corp.	ET	269246104	Annual	05/25/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Public Accountants	MGMT MGMT	FOR FOR	FOR FOR
Psychiatric Solutions, Inc.	PSYS	74439H108	Annual	05/16/2006	1) For the Recommended Directors 2) Approve Executive Performance Incentive Plan 3) Amend Equity Incentive Plan 4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Evergreen Solar, Inc.	ESLR	30033R108	Annual	06/08/2006	1) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Pharmaceutical Product Development, Inc.	PPDI	717124101	Annual	05/17/2006	1) For the Recommended Directors 2) Amend Employee Stock Purchase Plan, Increase Authorized Shares 3) Authorize Proxies to Vote Upon Other Such Matters as May Properly Come Before the Meeting	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Digital River, Inc.	DRIV	25388B104	Annual	05/31/2006	1) For the Recommended Directors 2) Amend Restated Certificate of Incorporation, Increase Authorized Shares 3) Ratify Selection of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Station Casinos, Inc.	STN	857689103	Annual	05/24/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors 3) Redeem Company’s Rights Agreement	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Quanta Services, Inc.	PWR	74762E102	Annual	05/24/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Saks, Inc.	SKS	79377W108	Annual	06/07/2006	1) For the Recommended Directors 2) Ratify Appointment of Registered Independent Public Accounting Firm 3) Cumulative Voting for the Election of Directors	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Monster Worldwide, Inc.	MNST	611742107	Annual	06/07/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Board Diversity	MGMT MGMT SHDLR	FOR FOR FOR	FOR FOR AGAINST
Valueclick, Inc.	VCLK	92046N102	Annual	06/02/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Cognizant Technology Solutions Corp.	CTSH	192446102	Annual	06/13/2006

1) For the Recommended Directors

2) Amend/Restate 1999 Incentive

    Compensation Plan

3) Amend Restated Certificate of

    Incorporation, Increase Authorized

    Shares

4) Ratify Appointment of Independent

    Registered Public Accounting Firm

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Shire Pharmaceutical Group PLC	SHPGY	82481R106	Annual	06/21/2006

O2) For the Recommended Directors

O1) Receive/Consider Director’s

       Report and Accounts

O11) Reappoint Auditors

O12) Authorize Audit Committee to

         Determine Auditor Remuneration

O13) Approve Directors’

          Remuneration

O14) Authorize Allotment of Shares

O15) Authorize Disapplication of Pre

         Emption Rights

S16) Authorize Market Purchases

S17) Authorize Donations to EU

         Political Organizations

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR FOR FOR FOR FOR
Celgene Corp.	CELG	151020104	Annual	06/14/2006	1) For the Recommended Directors 2) Amend 1988 Stock Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Central European Media Enterprises Ltd.	CETV	G20045202	Annual	06/07/2006	1) For the Recommended Directors 2) Adopt F/S and Auditor’s Report, 12/31/2005 3) Appoint Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Actuant Corp.	ATU	00508X203	Special	07/07/2006	1) Amend Restated Articles of Incorporation 2) Approve Long-Term Incentive Plan	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Vimpel-Communications	VIP	68370R109	Annual	06/23/2006

1) Approve 2005 Annual Report

2) Approve 2005 Accounting

     Statements

3) Approve Dividend to Preferred A

     Shareholders

4) For the Recommended Directors

5) For the Recommended Audit

    Commission Members

6) Approve Auditors fro 2006

7 Approve Director Compensation

8) Approve Audit Commissioner

    Compensation

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	ABSTAIN ABSTAIN ABSTAIN FOR FOR FOR AGAINST ABSTAIN	NONE NONE NONE NONE NONE NONE NONE NONE
BEA Systems, Inc.	BEAS	073325102	Annual	07/19/2006

1) For the Recommended Directors

2) Adopt 2006 Stock Incentive Plan

3) Approve Senior Executive Bonus

     Plan

4) Ratify Appointment of Independent

    Registered Public Accounting Firm

5) Stockholder Proposal Protocol

6) Repeal of Classified BOD

						MGMT MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST

MONETTA TRUST – BLUE CHIP

There is no proxy voting activity for the fund during the reporting period. The Blue Chip Fund was liquidated on July 29, 2006.

MONETTA TRUST – BALANCED

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Unocal Corp.	UCL	915289102	Special	08/10/2005	1) Approve Merger Agreement, Chevron Corp. 2) Solicit Proxies, Merger Agreement	MGMT MGMT	FOR FOR	FOR FOR
Fedex Corp.	FDX	31428X106	Annual	09/26/2005

1) For the Recommended Directors

2) Approve Amendment to Stock

    Incentive Plan, Increase Authorized

    Shares

3) Ratify Selection of Independent

    Registered Public Accounting Firm

4) Simple Majority Voting

5) Political Contributions Report

6) Majority Voting for Director

    Elections

						MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST
Echostar Communications Corp.	DISH	278762109	Annual	10/06/2005

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Auditors

3) Amend/Restate 1999 Stock

    Incentive Plan

4) Amend/Restate 2001 Non-

    Employee Directors’ Stock Option

    Plan

5) Amend Corporation’s Equal

     Opportunity Policy

6) Transact Such Other Business as

    May Properly Come Before the

    Board

						MGMT MGMT MGMT MGMT SHDLR MGMT	FOR FOR FOR FOR AGAINST FOR	FOR FOR FOR FOR AGAINST FOR
Archer-Daniels- Midland Co.	ADM	039483102	Annual	11/03/2005	1) For the Recommended Directors 2) Report of Impact of Genetically Engineered Food	MGMT SHDLR	FOR AGAINST	FOR AGAINST
Cardinal Health, Inc.	CAH	14149Y108	Annual	11/02/2005	1) For the Recommended Directors 2) Adopt 2005 Long-Term Incentive Plan 3) Adopt Amendments, Provide for Annual Election of Directors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Microsoft Corp.	MSFT	594918104	Annual	11/09/2005	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Qualcomm, Inc.	QCOM	747525103	Annual	03/07/2006

1) For the Recommended Directors

2) Amend Certificate of Incorporation,

     Eliminate Classified Board,

    Cumulative Voting

3) Approve 2006 Long-Term

    Incentive  Plan

4) Ratify Selection of Independent

    Registered Public Accounting Firm

5) Approve Solicitation of Additional

     Proxies, if Required

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Hewlett-Packard Co.	HPQ	428236103	Annual	03/15/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

    Registered Public Accounting Firm

3) Approve 2005 Pay-For-Results Plan

4) Director Election by Majority Vote

5) Recoup Unearned Management

     Bonuses

						MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
Duke Energy Corp.	DUK	264399106	Special	03/10/2006	1) Approve Agreement/Plan of Merger	MGMT	FOR	FOR
The Walt Disney Co.	DIS	254687106	Annual	03/10/2006	1) For the Recommended Directors 2) Ratify Appointment of Registered Public Accountants 3) Shareholder Proposal Relating to Greenmail 4) Shareholder Proposal Relating to China Labor Standards	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Wachovia Corp.	WB	929903102	Annual	04/18/2006

1) For the Recommended Directors

2) Ratify Appointment of Auditors

3) Future Severance Agreements

4) Reporting of Political Contributions

5) Separate Office of Chairman/CEO

6) Majority Voting in Director

    Elections

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST
General Electric Co.	GE	369604103	Annual	04/26/2006

A) For the Recommended Directors

B) Ratify Selection of Independent

     Auditor

1) Cumulative Voting

2) Curb Over-Extended Directors

3) One Director from Ranks of

    Retirees

4) Independent Board Chairman

5) Director Election Majority Vote

    Standard

6) Report on Global Warming Science

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
Motorola, Inc.	MOT	620076109	Annual	05/01/2006

1A) Election of Director – E. Zander

1B) Election of Director – H.L. Fuller

1C) Election of Director – J. Lewent

1D) Election of Director – T. Meredith

1E) Election of Director –

       N. Negroponte

1F) Election of Director – I. Nooyi

1G) Election of Director – S. Scott III

1H) Election of Director – R. Sommer

1I) Election of Director – J. Stengel

1J) Election of Director –

      D. Warner III

1K) Election of Director – J. White

1L) Election of Director – M. White

2) Adopt 2006 Omnibus Incentive Plan

3) Redeem or Vote Poison Pill

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST
Sprint Nextel Corp.	S	852061100	Annual	04/18/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Majority Voting 4) Cumulative Voting	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Citigroup. Inc.	C	172967101	Annual	04/18/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

     Registered Public Accountant

3) Amend Restated Certificate of

     Incorporation, Article Four

4) Amend Restated Certificate of

     Incorporation, Article Eight

5) Amend Restated Certificate of

     Incorporation, Article Nine

6) No Future New Stock Options

    Grants,  Renewal or Repricing of

     Current Stock Options

7) Report on Political Contributions

8) Report on Charitable Contributions

9) Adopt Policy / Performance-Based

     Equity Compensation for Senior

     Executives

10) Reimbursement of Expenses

      Incurred by a Stockholder in a

      Contested Director Election

11) CEO Have No Management

      Duties,  Titles or Responsibilities

12) Recoup Management Bonuses in

       the Event of Earnings Restatement

						MGMT MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
Baker Hughes, Inc.	BHI	057224107	Annual	04/27/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

     Auditor

3) Approve Performance Criteria for

     Awards under the Annual Incentive

     Compensation Plan

4) Voting under the Company’s

     Delaware Charter

						MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Texas Instruments, Inc.	TXN	882508104	Annual	04/20/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Johnson & Johnson	JNJ	478160104	Annual	04/27/2006

1) For the Recommended Directors

2) Approve Amendment to Restated

     Certificate of Incorporation

3) Ratify Appointment of Independent

    Registered Public Accounting Firm

4) Charitable Contributions

5) Majority Voting Requirements for

    Director Nominees

						MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
The Chubb Corp.	CB	171232101	Annual	04/25/2006	1) For the Recommended Directors 2) Adopt 2006 Incentive Compensation Plan 3) Ratify Appointment of Independent Auditor 4) Directors Elections 5) Political Contributions	MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Altria Group, Inc.	MO	02209S103	Annual	04/27/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Auditor

3) Independent Board Chairman

4) Commitment to Global Human

     Rights Standards

5) Address Health Hazards for African

     Americans Associated with

     Smoking Menthol Cigarettes

6) Extend New York Fire-Safe

     Products Globally

7) Adoption of Animal Welfare Policy

8) Request Support for Laws at all

    Levels Combating Use of Tobacco

9) Facilitate Medical Efforts to

    Dissuade Second Hand Smoke

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
Safeco Corp.	SAFC	786429100	Annual	05/03/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Electronic Data Systems Corp.	EDS	285661104	Annual	04/18/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors 3) Elect Directors by Majority Vote 4) Independent Board Chairman	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Harrah’s Entertainment, Inc.	HET	413619107	Annual	04/25/2006	1) For the Recommended Directors 2) Approve Amended/Restated 2004 Equity Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
JP Morgan Chase & Co.	JPM	46625H100	Annual	05/16/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

     Registered Public Accounting Firm

3) Stock Options

4) Performance-Based Restricted

     Stock

5) Separate Chairman

6) Sexual Orientation

7) Special Shareholder Meeting

8) Lobbying Priorities Report

9) Political Contributions Report

10) Poison Pill

11) Cumulative Voting

12) Bonus Recoupment

13) Overcommitted Directors

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
Valero Energy Corp.	VLO	91913Y100	Annual	04/27/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors	MGMT MGMT	FOR FOR	FOR FOR
Smith Int’l, Inc.	SII	832110100	Annual	04/25/2006	1) For the Recommended Directors 2) Approve Executive Officer Annual Compensation Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Gilead Sciences, Inc.	GILD	375558103	Annual	05/10/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

     Registered Public Accounting Firm

3) Amend 2004 Equity Incentive Plan

4) Approve Code Section 162(M)

     Bonus Plan/Performance Provisions

5) Approve Amended/Restated

     Certificate of Incorporation,

     Increase Authorized Shares

6) Report on HIV/AIDS, Tuberculosis

    and Malaria Pandemic

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR AGAINST
Int’l Paper Co.	IP	460146103	Annual	05/08/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Majority Voting for Directors 4) Sustainability Forestry 5) Annual Election of Directors	MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST
Union Pacific Corp.	UNP	907818108	Annual	05/04/2006	1) For the Recommended Directors 2) Appointment of Independent Registered Public Accounting Firm 3) Majority Voting 4) Political Contributions 5) Independent Chairman	MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINSY	FOR FOR AGAINST AGAINST AGAINST
TXU Corp.	TXU	873168108	Annual	05/19/2006	1) For the Recommended Directors 2) Approve Auditors 3) Approve Amended/Restated ByLaws 4) Approve Restated Certificate of Formation 5) Election of Directors by Majority Vote	MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR AGAINST
Wellpoint, Inc.	WLP	94973V107	Annual	05/16/2006	1) For the Recommended Directors 2) Approve 2006 Incentive Compensation Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Phelps Dodge Corp.	PD	717265102	Annual	05/26/2006	1) For the Recommended Directors 2) Approve 2007 Stock Unit Plan 3) Ratify Appointment of Independent Accountants	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
American Int’l Group, Inc.	AIG	026874107	Annual	05/17/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public accounting Firm 3) Adopt Executive Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
XTO Energy, Inc.	XTO	98385X106	Annual	05/16/2006

1) For the Recommended Directors

2) Approve Amended/Restated

     Certificate of Incorporation,

     Increase Authorized Shares

3) Approve Amended/Restated 2004

     Stock Incentive Plan

4) Ratify Appointment of Independent

     Auditor

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
McDonald’s Corp.	MCD	580135101	Annual	05/25/2006	1) For the Recommended Directors 2) Approve Independent Registered Public Accounting Firm 3) Approval of Future Severance Agreements 4) Labeling of Genetically Engineered Products	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Time Warner, Inc.	TWX	887317105	Annual	05/19/2006	1) For the Recommended Directors 2) Ratification of Auditors 3) Approve 2006 Stock Incentive Plan 4) Simple Majority Vote 5) Separation of Roles of Chairman/CEO 6) Code of Vendor Conduct	MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST
The Home Depot, Inc.	HD	437076102	Annual	05/25/2006

1) For the Recommended Directors

2) Ratify Appointment of Independent

     Registered Public Accounting Firm

3) Committee Report

4) Employment Diversity Report

     Disclosure

5) Proposal Regarding Chairman/CEO

6) Method of Voting for Directors

7) Retirement Benefits

8) Political Contributions

9) Governing Documents

10) Political Nonpartisanship

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
HCA, Inc.	HCA	404119109	Annual	05/25/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

     Registered Public Accounting Firm

3) Performance-Based Stock Option

     Grants to Senior Executives

4) Require Senior Executives to Hold

     at Least 75% of Equity Based

     Compensation During Their Tenure

						MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST	FOR FOR AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Wal-Mart Stores, Inc.	WMT	931142103	Annual	06/02/2006

1) For the Recommended Directors

2) Ratify Independent Accountants

3) Humane Poultry Slaughter

4) Political Contributions Report

5) Director Election Majority Vote

     Standard

6) Sustainability Report

7) Compensation Disparity

8) Equity Compensation Glass Ceiling

     Report

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
E*Trade Financial Corp.	ET	269246104	Annual	0525/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Public Accountants	MGMT MGMT	FOR FOR	FOR FOR

   MONETTA TRUST – INTERMEDIATE BOND

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

MONETTA TRUST – GOVERNMENT MONEY MARKET

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Trust

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: November 16, 2006

      ---------------

* Print the name and title of each signing officer under his or her signature.